Income Taxes - Movement in Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	$ (9,548)	$ (6,229)
Deferred income tax recovery (expense)	25,313	(2,055)
Income tax (recovery) expense recognized in OCI	833	(1,262)
Foreign exchange	61	(2)
At the end of the year	$ 16,659	$ (9,548)